SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost	$ 25,252,103	$ 21,259,564
Accumulated depreciation	(8,511,619)	(6,477,718)
Impairment	(6,977,392)	(2,868,750)
Carrying amount	9,763,092	11,913,096	$ 15,250,751
Geniusu software platform platform [member]
IfrsStatementLineItems [Line Items]
Cost	4,785,276	4,486,619
Accumulated depreciation	(3,683,445)	(3,095,867)
Impairment	(1,084,613)	(1,084,613)
Carrying amount	17,218	306,139
Trade names trademarks and domain names [member]
IfrsStatementLineItems [Line Items]
Cost	11,326,827	7,632,945
Accumulated depreciation	(13,234)	(11,514)
Impairment	(1,567,719)	(194,531)
Carrying amount	9,745,874	7,426,900
Film library [member]
IfrsStatementLineItems [Line Items]
Cost	4,600,000	4,600,000
Accumulated depreciation	(1,758,821)	(1,217,646)
Impairment	(2,841,179)	(939,964)
Carrying amount		2,442,390
Customer list [member]
IfrsStatementLineItems [Line Items]
Cost	4,200,000	4,200,000
Accumulated depreciation	(2,730,000)	(1,890,000)
Impairment	(1,470,000)	(641,954)
Carrying amount		1,668,046
Customer relationship [member]
IfrsStatementLineItems [Line Items]
Cost	340,000	340,000
Accumulated depreciation	(326,119)	(262,691)
Impairment	(13,881)	(7,688)
Carrying amount		$ 69,621